EQUITY (Tables)	3 Months Ended
Mar. 31, 2013
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Three months ended March 31,
	2013	2012
	in millions
Amount spent on shares repurchased	$200	$533
Number of shares repurchased	5.2	11.9

Schedule Of Accumulated Other Comprehensive Income Loss [Table Text Block]

The following table provides details about reclassifications out of accumulated other comprehensive loss for the three months ended March 31, 2013:

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified from Accumulated Other Comprehensive Loss	Affected Line Item in the Statement of Income
	U.S. $ in millions
Currency translation adjustment	$17	Financial expense

Other	1	Provision for income taxes

Total reclassifications for the period	$18